Label	Element	Value
LIFEX Income Fund 1961F
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifeX Income Fund 1961F
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The LifeX Income Fund 1961F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).
The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.
The Fund is only being offered to investors who are women born on or between January 1, 1961 and December 31, 1961 (the “Investor Cohort”).
There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.
The Fund is not an annuity or other type of insurance contract; consequently:
•	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.
•
Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

•	The investment techniques used by Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) may fail to produce the desired results and cause the Fund to incur significant losses.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”).
Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non‑payment).
The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into a corresponding closed‑end investment company (the “Successor Fund,” and the “Reorganization”), as described below. A purchase of the Fund’s shares will be made at the net asset value (“NAV”) per share to the Investor Cohort plus any applicable third party sales charges. The most recent NAV per share for each Open-End LifeX Income Fund may be found by using the corresponding ticker symbol provided in Appendix A.
Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.
The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).
Reorganization into the Successor Fund. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization.
Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0.
Shareholders of the Fund will be notified in advance of the date of Reorganization and will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Following the Reorganization, Successor Fund shareholders will have no ability to redeem their Successor Fund shares; shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.
The combined purpose of the Fund and the Successor Fund is to provide a stream of distributions from their investments over the life of a shareholder: the Fund is intended to provide such distributions until the Reorganization in the year in which the members of the Investor Cohort turn 80, and the Successor Fund is intended to provide such distributions for the remainder of a shareholder’s life or until the Successor Fund liquidates, whichever is earlier. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A form of the Successor Fund’s prospectus is included as Appendix B to the Fund’s prospectus.
The Reorganization will be contingent on prior approval by a majority of the Fund’s outstanding voting securities and the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund is, and the Successor Fund will be, managed by Stone Ridge and will have substantively identical investment objectives and strategies, portfolio managers, and advisory fees.
Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization. Shareholders should expect to receive a new registration statement at the time of the Reorganization, and should evaluate whether investing in the Successor Fund is appropriate for them.
Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open‑End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.
As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open‑End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open‑End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each newly launched Open‑End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open‑End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open‑End LifeX Income Funds.
The purpose of having different initial offering prices for newly launched Open‑End LifeX Income Funds is to establish a fair purchase price for all investors — younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. Other than these differences in investor eligibility and offering prices, each other Open‑End LifeX Income Fund will be offered on substantially identical terms as the Fund.
The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.
Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is newly organized and has not yet completed its first fiscal year of operations. Accordingly, financial highlights are not available as of the date of this prospectus. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is newly organized and has not yet completed its first fiscal year of operations. Accordingly, financial highlights are not available as of the date of this prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
LIFEX Income Fund 1961F | Risk that the Fund will Run out of Assets No Insurance Protections Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risk that the Fund will Run out of Assets; No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

LIFEX Income Fund 1961F | Actuarial Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Actuarial Risk. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund’s shareholders live longer on average than the actuarial estimates, however, the Fund may run out of assets and liquidate earlier than intended as a result.

LIFEX Income Fund 1961F | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest in zero-coupon securities such as STRIPS (Separately Traded Registered Interest and Principal Securities). Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

LIFEX Income Fund 1961F | US Government Bonds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

LIFEX Income Fund 1961F | Successor Fund Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than the Reorganization and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund), will be provided to shareholders in advance of the Reorganization and will be available in the Successor Fund’s prospectus.

LIFEX Income Fund 1961F | Individual Mortality Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Individual Mortality Risk. Beginning on the date of the Reorganization, shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly cancellation following their death. Shareholders of the Successor Fund who die will not be entitled to any further distributions following the cancellation of their shares. Although shares may be transferred by operation of law, it is intended that no rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.
Shareholders of the Fund who pass away prior to the date of the Reorganization will not have their shares cancelled for $0. Instead, their beneficiaries will have the ability to redeem their shares on any business day at NAV per share in advance of the Fund’s Reorganization. In the event shares of a deceased shareholder are not redeemed prior to the Reorganization, the Adviser will instruct the Transfer Agent to redeem such shares at NAV per share in connection with the Reorganization.

LIFEX Income Fund 1961F | Risk that the Successor Fund Will Run Out of Assets [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

LIFEX Income Fund 1961F | No Successor Fund Liquidity [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non‑transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares.
Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

LIFEX Income Fund 1961F | Finite Existence Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

LIFEX Income Fund 1961F | Reorganization and Insufficient Scale Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Reorganization and Insufficient Scale Risk. The Fund intends to hold a shareholder vote to approve the Reorganization, and if the Reorganization does not receive approval from the Board and a majority of the Fund’s outstanding voting securities, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.
If, at the time of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

LIFEX Income Fund 1961F | Limited Operating History Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Limited Operating History Risk. The Fund is a series of an open‑end management investment company and has a limited history of operations. As a result, prospective investors have a limited track record or history on which to base their investment decision.

LIFEX Income Fund 1961F | LIFEX Income Fund 1961F
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	318
1 Year	rr_ExpenseExampleNoRedemptionYear01	102
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 318

[1]
Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all‑in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of 1.00% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

[2]
Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.